Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
Note 14 - Taxes on Income

A.	Income tax expense included in the statement of operations

	Year ended December 31
	2010	2011	2012

Current taxes	$2,197	$1,661	$2,192
Taxes in respect to previous years	145	67	-
Deferred taxes	106	250	692
Income tax expense *	$2,448	$1,978	$2,884

* Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws.

B.
In July 2005 and in July 2009, the Knesset passed tax reform acts that provide for a gradual reduction in the corporate income tax rate as follows: in 2010 the tax rate was reduced to 25% and in 2011 it was reduced to 24%, in 2012- 23%, in 2013- 22%, in 2014- 21%, in 2015- 20%,  and from 2016 onward  18%. In December 2011 the Knesset passed an amendment to tax laws according to which, among other, from 2012 onward the corporate income tax rate will be 25%. Current and deferred tax balances as of December 31, 2011 and 2012 are calculated in accordance with the new tax rates provided in the according to the recent legislative change.

C.	Adjustments for inflation

Income tax is computed on the basis of the Company's results in nominal NIS determined for statutory purposes. On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) – 2008 ("the Amendment") was passed by the Knesset. According to the Amendment, the Inflationary Adjustments Law is no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

D.	Taxation of the subsidiary

At December 31, 2012, the Company's US subsidiary had no net operating loss carryforwards.

As of December 31, 2012, the Company has not provided deferred income taxes or foreign withholding taxes on temporary differences of approximately $550 thousands resulting from earnings for certain non-Israeli subsidiaries which are permanently reinvested outside the Israel. The unrecognized deferred tax liability associated with these temporary differences was approximately $70 thousands at December 31, 2012.

E.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2010	2011	2012

Income (loss) before income taxes:
Israel	$11,475	$5,703	$10,473
Foreign Jurisdiction	(317)	610	701
	$11,158	$6,313	$11,174

Income tax expense (benefit):
Current taxes:
Israel	$2,197	$2,074	$2,162
Foreign Jurisdiction	-	(413)	30
	$2,197	$1,661	$2,192

Tax expense (benefit) in respect to previous years:
Israel	$145	$(358)	$-
Foreign Jurisdiction	-	425	-
	$145	$67	$-

Deferred taxes:
Israel	$131	$(366)	$421
Foreign Jurisdiction	(25)	616	271
	$106	$250	$692

Total	$2,448	$1,978	$2,884

F.
Deferred tax balances at December 31, 2011 calculated in accordance with the new tax rate as provided by law to correct the tax burden, depending on the expected tax rate at the time of reversal. Effect of the change in tax rate on the financial statements at December 31, 2011 reflected an increase in deferred tax balances in the amount of $125. The adjustment of the deferred tax balances would have been recognized against deferred tax income in the amount of $127 and against decrease in equity in the amount of $2. No effect of the change in tax rate on the financial statements at December 31, 2012.

G.	Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2010	2011	2012

Statutory tax rate	25%	24%	25%

Income before taxes on income as
reported in the statement of operations	$11,158	$6,313	$11,174

Computed "expected" tax expense	2,790	1,515	2,794

Non-deductible expenses	40	29	151
Tax adjustment in respect
of different tax rate for foreign subsidiaries	64	97	132
Taxes in respect to previous years	145	67	-
Influence of change in tax rate on DTA	210	127	-
Valuation allowance	210	(478)	(183)
Differences in basis of measurment for
financial reporting and tax return purposes	(1,185)	711	24
Utilize tax losses from prior years	227	(8)	(2)
Other differences, net	(53)	(82)	(32)

	$2,448	$1,978	$2,884

H.	Deferred taxes

As of December 31, 2011 and 2012, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	December 31	December 31
	2011	2012

Deferred tax assets:

Provision for doubtful debts	$1,723	$1,893
Vacation pay accruals	143	151
Stock-based compensation	261	238
Foreign currency embedded
derivatives	293	-
Marketable securities	266	59
Net operating loss carryforwards	379	-
Severance pay fund	15	43

Total gross deferred tax assets	$3,080	$2,384

Less valuation allowance	(242)	(59)

Deferred tax assets, net	$2,838	$2,325

Deferred tax liabilities:
Marketable securities	$-	$(49)
Fixed assets	(1,767)	(1,855)
Foreign currency embedded
derivatives	-	(14)
Cash flow hadging derivatives	-	(73)
Goodwill	(286)	(388)

Total gross deferred tax liabilities	$(2,053)	$(2,379)

Net deferred tax asset (liability)	$785	$(54)

The net change in valuation allowance for the year ended December 31, 2010 was an increase of $210 and for the years ended December 31, 2011 and 2012 there was decrease of $478 and $183, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of  deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable  income, and tax planning strategies in making this assessment. Based upon the level of historical  taxable income and projections for future taxable income over the periods in which the deferred tax  assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2012. The amount of the deferred tax asset considered realizable,  however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

I.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012
Balance at January 1	$1,172	$1,394
Increase related to prior year tax positions	116	-
Increase related to current year tax positions	106	127
Balance at December 31	$1,394	$1,521

The unrecognized tax benefits at December 31, 2010, 2011 and 2012 were $1,172, $1,394 and $1,521 respectively, if recognized, would affect the effective tax rate of the Company.

The Company and its subsidiaries files income tax returns in Israel, Cyprus and USA. As of December 31, 2012, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2005 through 2012 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2007 through 2012. The company believes that it is reasonably possible that approximately $ 600  of its currently remaining unrecognized tax position, each of which are individually insignificant, may be recognized by the end of 2013 as a result of a lapse of the statute of limitations.